Financial Assets and Liabilities - Additional Information (Details) $ in Millions	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2019 USD ($)	Dec. 31, 2018	Mar. 31, 2019 USD ($)	Jan. 14, 2019 USD ($)	Dec. 20, 2018	Sep. 27, 2018	Jun. 30, 2018 USD ($)	Jun. 29, 2018 USD ($)	Jun. 29, 2018 AUD ($)	Jun. 14, 2018	Mar. 22, 2018	Mar. 06, 2018 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 79,577,000		$ 79,577,000				$ 59,397,000
Gain on remeasurement of borrowing arrangements	376,000		376,000
Current portion of borrowings	9,359,000		9,359,000
Interest-bearing deposits at call held as security	400,000		400,000				400,000
Security deposit	250,000		250,000				250,000
Remeasurement of borrowing arrangements			752,000
Hercules Capital, Inc.
Disclosure Of Financial Assets And Liabilities [Line Items]
Interest-bearing deposits at call held as security	400,000		400,000
Security deposit	300,000		300,000
Hercules Capital, Inc. | Other Assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Bank guarantee	700,000		700,000
Letters of credit	$ 1,200,000		1,200,000
Hercules Capital, Inc. | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount												$ 75,000,000
Gain on remeasurement of borrowing arrangements			$ 400,000
Borrowings, interest rate	9.45%		9.45%		10.45%	10.20%				9.95%	9.70%	9.45%
Remaining available borrowings	$ 25,000,000		$ 25,000,000
Borrowings, maturity			March 2022
Current portion of borrowings	9,000,000		$ 9,000,000
Hercules Capital, Inc. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 50,000,000		$ 50,000,000				$ 35,000,000
Hercules Capital, Inc. | Tranche One | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings												$ 35,000,000
Hercules Capital, Inc. | Tranche Two | Potential Ordinary Share Transactions | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings				$ 15,000,000
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Description of repayment of borrowings			If there are no net sales of pediatric aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of pediatric aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of pediatric aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of pediatric aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Remeasurement of borrowing arrangements			$ 700,000
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate								15.00%	15.00%
Borrowings, maturity		July 2026
Total facility amount								$ 40,000
Loan administration fee payable, current									$ 0.4
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings								$ 30,000